September 5, 2013

VIA EDGAR & OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attn: Ms. Maryse Mills-Apenteng

RE:	Kofax Limited Amendment No. 4 to Confidential Draft Registration Statement on Form F-1 Submitted on September 5, 2013 CIK No. 0001556884

Ladies and Gentlemen:

Kofax Limited (the “Company”) has today confidentially submitted with the Securities and Exchange Commission (the “Commission”) Amendment No. 4 to its Registration Statement on Form F-1 (as amended, the “Registration Statement”). On behalf of the Company, we respond to the comments raised by the staff (the “Staff”) of the Commission in the letter dated July 9, 2013 from Ms. Maryse Mills-Apenteng to Mr. Reynolds C. Bish. For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response. All terms used but not defined herein have the meanings assigned to such terms in the Registration Statement.

Outside Front Cover Page of Prospectus

1. We will contact you separately regarding your proposed graphics.

Response:

The Company acknowledges and accepts the Staff’s comments to its graphics and has revised the graphic on the outside front cover page of the prospectus.

Prospectus Summary

Who We Are, page 1

2. We note your response to prior comment 1. Please provide support for your claims that your product:

•	“transforms and simplifies” information-intensive interactions,

•	creates an “optimized” constituent experience,

•	reduces operating costs, and increases competiveness, growth and profitability, and

•	improves organizations’ ability to take advantage of prompt payment discounts, optimize cash management, and better manage valuable vendor relationships.

Alternatively, delete these claims.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 1, 63 and 67 of the prospectus to reinsert language that had previously been included in the Company’s prior submissions that addresses the Staff’s comment.

3. Please clarify the meaning of the term “First Mile” in the first sentence of this section.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 1 of the prospectus.

4. In the last paragraph on page 1, you state that on a non-IFRS basis, your adjusted income from operations as a percentage of total revenue grew from 10.6% to 18.5%. Please include a presentation, with equal or greater prominence, of the most directly comparable financial measure or measures calculated and presented in accordance with IFRS for the periods referenced (i.e., fiscal 2009 and 2012). Make similar revisions in your Overview discussion on page 69. See Item 10(e)(1)(i)(A) of Regulation S-K.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on pages 1 and 64 of the prospectus.

Risk Factors

“Our future revenue depends in part on our installed user base continuing…,” page 17

5. Please clarify that your references to “organic” maintenance revenue and “organic” maintenance renewal rates exclude your recent acquisitions of Atalasoft and Singularity.

Response:

The Company accepts the Staff’s comment and has revised the disclosure on page 16 of the prospectus.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key Financial and Operational Metrics

Revenue, page 45

6. We note your response to prior comment 5. It appears that the key difference between sales by channel partners and direct sales, is that the small and medium sized businesses targeted by your channel partners, on the average, purchase less volume of your product and have smaller overall transaction sizes than the larger enterprises targeted by your direct sales force. Please discuss this, if true.

The Company accepts the Staff’s comment and has revised the disclosure on pages 44 and 45 of the prospectus.

Business

Our Business Strengths

Recurring Revenue Streams, page 73

7. In responding to prior comment 6, you deleted your discussion of your two sales channels. Please discuss your channel partners and direct sales force, and any material differences between these two sales methods.

The Company accepts the Staff’s comment and has revised the disclosure on page 68 of the prospectus.

If you have any questions, please feel free to contact the undersigned at 212.698.3616. Thank you for your cooperation and prompt attention to this matter.

Sincerely,

David S. Rosenthal

cc:

Reynolds C. Bish, Chief Executive Officer, Kofax Limited

James Arnold, Jr., Chief Financial Officer, Kofax Limited

Bradford Weller, Executive Vice President of Legal Affairs, General Counsel and Company

Secretary, Kofax Limited

Sean Geraghty, Esq., Dechert LLP

Carol Clarke, Esq., Conyers Dill & Pearman Limited

Thomas S. Levato, Esq., Goodwin Procter LLP

David Hales, Ernst & Young LLP (United Kingdom)